Accrued Expenses and Other Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
7. ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities consist of the following:

	As of
	September 30, 2023	December 31, 2022
	(in thousands)
Accrued research and development expenses	$8,198	$9,447
Accrued compensation and benefits	6,660	5,953
Accrued professional fees	648	1,052
Accrued other	205	2,263

Total accrued expenses and other liabilities	$15,711	$18,715

8. ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities consist of the following:

	December 31,
	2022	2021
	(in thousands)
Accrued research and development expenses	$9,447	$2,193
Accrued compensation and benefits	5,953	7,805
Accrued professional fees	1,052	1,371
Accrued other	2,263	37

Total accrued expenses and other liabilities	$18,715	$11,406